T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 53.7%
T. Rowe Price Funds:
New Income Fund	224,747	51,208	28,979	25,937,293	258,076
Limited Duration Inflation Focused
Bond Fund	178,583	43,791	14,420	41,493,266	210,371
International Bond Fund (USD
Hedged)	72,150	20,136	5,366	8,811,526	89,173
Emerging Markets Bond Fund	57,797	13,404	5,620	5,715,421	66,527
Dynamic Global Bond Fund	48,702	14,740	3,536	6,366,092	58,441
High Yield Fund	40,230	13,463	3,865	7,672,157	49,869
U. S. Treasury Long-Term Fund	48,782	10,743	21,333	2,837,891	41,263
Floating Rate Fund	11,886	8,925	1,715	1,974,812	18,840
Total Bond Mutual Funds (Cost $770,482)					792,560

EQUITY MUTUAL FUNDS 46.3%
T. Rowe Price Funds:
Equity Index 500 Fund	225,766	58,848	42,622	3,267,834	257,277
Overseas Stock Fund	52,773	12,418	5,617	6,053,766	60,780
International Value Equity Fund	45,271	14,680	3,513	4,428,270	55,353
International Stock Fund	51,112	9,792	9,083	3,183,779	54,283
Growth Stock Fund	39,868	7,878	5,905	643,136	45,489
Value Fund	36,694	9,848	4,447	1,238,850	41,910
Emerging Markets Stock Fund	34,000	7,002	4,495	894,822	38,522
Mid-Cap Growth Fund	27,477	4,758	2,463	337,518	29,621
Mid-Cap Value Fund	24,106	7,055	2,498	1,125,292	28,177
New Horizons Fund(2)	18,323	4,249	1,610	354,837	21,461
Small-Cap Stock Fund(2)	16,930	3,548	1,496	394,070	18,809
Small-Cap Value Fund	15,910	3,738	1,559	409,345	17,311
Real Assets Fund	13,195	3,240	911	1,428,110	14,924
Total Equity Mutual Funds (Cost $652,215)					683,917

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32%(3)	702	37,443	38,109	36,307	36
Total Short-Term Investments (Cost $36)					36
Total Investments in Securities 100.0%
(Cost $1,422,733)					$1,476,513
Other Assets Less Liabilities (0.0)%					(74)
Net Assets 100.0%					$1,476,439

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(252)	$(1,465)	$1,051
Emerging Markets Bond Fund	(380)	946	2,457
Emerging Markets Stock Fund	(148)	2,015	502
Equity Index 500 Fund	1,535	15,285	3,798
Floating Rate Fund	(26)	(256)	492
Growth Stock Fund	883	3,648	148
High Yield Fund	(49)	41	1,924
International Bond Fund (USD
Hedged)	1,161	2,253	1,135
International Stock Fund	(133)	2,462	1,425
International Value Equity Fund	(315)	(1,085)	1,636
Limited Duration Inflation
Focused Bond Fund	2,300	2,417	1,362
Mid-Cap Growth Fund	1,586	(151)	102
Mid-Cap Value Fund	528	(486)	452
New Horizons Fund	2,250	499	—
New Income Fund	257	11,100	5,342
Overseas Stock Fund	(239)	1,206	1,382
Real Assets Fund	(17)	(600)	449
Small-Cap Stock Fund	1,090	(173)	—
Small-Cap Value Fund	658	(778)	133
U. S. Treasury Long-Term Fund	4,243	3,071	849
Value Fund	(11)	(185)	793
U. S. Treasury Money Fund	—	—	77
Totals	$14,921#	$39,764	$25,509+

# Capital gain distributions from mutual funds represented $14,065 of the net realized gain
(loss).
+ Investment income comprised $25,509 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2015 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.